Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
8.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners' share of income, expenses and average net assets.

Charter Campbell

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$9.77		$10.59	$9.79

Interest Income	0.01		– (2)	0.01
Expenses	(0.81)		(0.83)	(0.83)
Realized/Unrealized Income (1)	0.72		0.01	1.62

Net Income (Loss)	(0.08	) (3)	(0.82)	0.80

Net asset value, December 31:	$9.69		$9.77	$10.59

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.2)%		(8.2)%	(8.7)%
Expenses before Incentive Fees	8.2%		8.2%	8.8%
Expenses after Incentive Fees	8.2%		8.2%	8.8%
Net Income (Loss)	0.2%		(7.8)%	7.0%
Total return before incentive fees	(0.8)%		(7.7)%	8.2%
Total return after incentive fees	(0.8)%		(7.7)%	8.2%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Charter Aspect

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$20.94	$20.71	$18.72

Interest Income	0.01	0.01	0.02
Expenses	(1.58)	(1.67)	(1.54)
Realized/Unrealized Income (Loss) (1)	(1.54)	1.89	3.51

Net Income (Loss)	(3.11)	0.23	1.99

Net asset value, December 31:	$17.83	$20.94	$20.71

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.9)%	(8.1)%	(7.9)%
Expenses before Incentive Fees	8.0%	8.1%	8.0%
Expenses after Incentive Fees	8.0%	8.1%	8.0%
Net Income (Loss)	(15.1)%	1.1%	10.1%
Total return before incentive fees	(14.9)%	1.1%	10.6%
Total return after incentive fees	(14.9)%	1.1%	10.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Charter WNT

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$12.62	$12.42	$11.44

Interest Income	0.01	0.01	0.01
Expenses	(0.92)	(0.96)	(0.95)
Realized/Unrealized Income (Loss) (1)	(0.34)	1.15	1.92

Net Income (Loss)	(1.25)	0.20	0.98

Net asset value, December 31:	$11.37	$12.62	$12.42

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(7.7)%	(8.0)%
Expenses before Incentive Fees	7.8%	7.7%	8.1%
Expenses after Incentive Fees	7.8%	7.7%	8.1%
Net Income (Loss)	(11.1)%	1.7%	8.2%
Total return before incentive fees	(9.9)%	1.6%	8.6%
Total return after incentive fees	(9.9)%	1.6%	8.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.